Schedule of lease liabilities non-current and current (Details) € in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Notes and other explanatory information [abstract]
Non-current lease liability		€ 281	€ 156
Current lease liability		158	117
Balance at period end	$ 229,359	€ 440	€ 273	€ 10,785